Condensed Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Preferred Stock, Par Value Per Share	$ 0.0001
Preferred Stock, Shares Authorized	10,000,000
Preferred Stock, Shares Issued	0
Preferred Stock, Shares Outstanding	0
Common Shares, Par Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	150,000,000	30,450,994	21,247,980
Common Shares, Shares, Issued	20,755,666	2,159,068	1,927,237
Common Stock, Shares, Outstanding	20,755,666	2,159,068	1,927,237
Preferred Stock, Series A [Member]
Preferred Stock, Par Value Per Share		$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized		1,864,797	1,864,797
Preferred Stock, Shares Issued		1,843,965	1,843,965
Preferred Stock, Shares Outstanding		1,843,965	1,843,965
Preferred Stock, Liquidation Preference, Value		$ 1,881
Preferred Stock, Series B [Member]
Preferred Stock, Par Value Per Share		$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized		5,732,338	5,732,338
Preferred Stock, Shares Issued		5,696,834	5,696,834
Preferred Stock, Shares Outstanding		5,696,834	5,696,834
Preferred Stock, Liquidation Preference, Value		$ 18,908
Preferred Stock, Series C [Member]
Preferred Stock, Par Value Per Share		$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized		14,353,859	7,973,845
Preferred Stock, Shares Issued		12,834,912	7,177,398
Preferred Stock, Shares Outstanding		12,834,912	7,177,398
Preferred Stock, Liquidation Preference, Value		$ 80,481